Customers and Other Financing and Non-Financing Accounts Receivable	9 Months Ended
Sep. 30, 2024
Trade and other receivables [abstract]
Customers and Other Financing and Non-Financing Accounts Receivable	CUSTOMERS AND OTHER FINANCING AND NON-FINANCING ACCOUNTS RECEIVABLE
As of September 30, 2024 and December 31, 2023, accounts receivable and other receivables were as follows:

A.Customers

	September 30, 2024		December 31, 2023
Domestic customers, net	Ps.	83,746,763	Ps.	79,069,658
Export customers, net	35,636,236		32,324,773
Total customers, net	Ps.	119,382,999	Ps.	111,394,431

B.Other financial and non-financial accounts receivable

	September 30, 2024		December 31, 2023
Financial assets:
Sundry debtors (1)	Ps.	34,161,892	Ps.	35,253,635
Employees and officers	5,675,641		5,633,492
Total financial assets	Ps.	39,837,533	Ps.	40,887,127
Non-financial assets:
Taxes to be recovered and prepaid taxes	Ps.	71,036,591	Ps.	155,336,028
Special Tax on Production and Services	13,055,658		2,603,657
Other accounts receivable	4,963,128		5,139,993
Total non-financial assets	Ps.	89,055,377	Ps.	163,079,678

(1)Includes Ps.(901,656) and Ps.(827,739) of impairment, as of September 30, 2024 and December 31, 2023, respectively.